Benefit Plans Non-Vested Share Activity (Details) (Non-vested Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-vested Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of Shares Oustanding, Beginning of Period	819,577	743,342
Weighted-Average Value Per Share Outstanding, Beginning of Period	$ 10.16	$ 13.28
Number of Shares Granted	582,102	267,170
Weighted-Average Value Per Share Granted	$ 7.49	$ 7.95
Number of Shares Vested	(211,954)	(169,215)
Weighted-Average Value Per Share Vested	$ 13.56	$ 18.87
Number of Shares Forfeited	(10,140)	(21,720)
Weighted-Average Value Per Share Forfeited	$ 21.99	$ 22.10
Number of Shares Oustanding, End of Period	1,179,585	819,577
Weighted-Average Value Per Share Outstanding, End of Period	$ 8.13	$ 10.16